Significant Accounting Policies (Tables) - Vacasa Holdings LLC	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Schedule of cash, cash equivalents and restricted cash

	As of September 30,	As of December 31,
	2021	2020
Cash and Cash Equivalents	$150,417	$218,484
Restricted Cash	135,079	72,528
Total	$285,496	$291,012

	As of December 31,
	2020	2019
Cash and Cash Equivalents	$218,484	$144,205
Restricted Cash	72,528	65,284
Total	$291,012	$209,489

Schedule of disaggregation of the revenues by nature

A disaggregation of the Company’s revenues by nature of the Company’s performance obligations are as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Vacation rental platform	$317,691	$176,294	$661,933	$355,869
Other services	12,236	9,832	35,021	26,982
Total	$329,927	$186,126	$696,954	$382,851

A disaggregation of the Company’s revenues by nature of the Company’s performance obligations are as follows (in thousands):

	Years ended December 31,
	2020	2019
Vacation rental platform	$454,476	$289,720
Other services	37,284	9,561
Total	$491,760	$299,281